Securities Available for Sale (Detail) (USD $)	Sep. 30, 2012		Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 189,071,181		$ 161,723,633
Gross unrealized gains	3,720,867		2,471,696
Gross unrealized losses	(3,412,716)		(5,458,755)
Estimated fair value	189,379,333		158,736,574
Tax-Free Municipals
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	11,555,068		10,618,273
Gross unrealized gains	25,004		21,404
Gross unrealized losses	(1,571)		(13,452)
Estimated fair value	11,578,501		10,626,225
US Government-sponsored Enterprises Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,519,624		17,414,309
Gross unrealized gains	107,431		95,567
Estimated fair value	16,627,055		17,509,876
Mortgage-Backed FNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	84,836,714		62,750,950
Gross unrealized gains	1,748,088		856,995
Estimated fair value	86,584,802		63,607,945
Mortgage-Backed GNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,568,181		5,841,685
Gross unrealized gains	377,231		246,044
Estimated fair value	4,945,412		6,087,729
Mortgage-Backed FHLMC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	45,178,602		20,634,103
Gross unrealized gains	1,065,844		657,084
Estimated fair value	46,244,446		21,291,187
Collateralized Mortgage Obligations FNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,712,770		16,682,474
Gross unrealized gains	314,386		451,103
Estimated fair value	8,027,156		17,133,577
Collateralized Mortgage Obligations GNMA
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	499,503		3,648,357
Gross unrealized gains	3,960		29,348
Gross unrealized losses	(152)		(1,130)
Estimated fair value	503,311		3,676,575
Collateralized Mortgage Obligations FHLMC
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	533,379		870,973
Gross unrealized gains	46,710		72,653
Estimated fair value	580,089		943,626
Private Label Mortgage Securities Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,480,412		3,212,607
Gross unrealized gains	32,214		35,163
Gross unrealized losses	(155,882)		(424,674)
Estimated fair value	2,356,744		2,823,096
Private Label Mortgage Securities Split Rating
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	6,922,884	[1]	9,041,253	[1]
Gross unrealized gains			6,335	[1]
Gross unrealized losses	(676,581)	[1]	(995,327)	[1]
Estimated fair value	6,246,303	[1]	8,052,261	[1]
Private Label Mortgage Securities Non Investment Grade
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	8,264,044		11,008,649
Gross unrealized losses	(2,578,530)		(4,024,172)
Estimated fair value	$ 5,685,514		$ 6,984,477

[1]	Bonds with split ratings represent securities with separate investment and non investment grades.